Consolidated Statements of Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net Loss	$ (2,844)	$ (4,255)	$ (7,370)	$ (9,989)	$ (26,041)	$ (16,994)
Other Comprehensive (Loss) Income
Foreign exchange translation adjustment		721		860	2,250	(2,381)
Comprehensive Loss Attributable to the Company	$ (2,844)	$ (3,534)	$ (7,370)	$ (9,129)	$ (23,791)	$ (19,375)